Customer Deposits	9 Months Ended
Sep. 30, 2024
Deposits [Abstract]
Customer Deposits
9. Customer Deposits
Customer Deposits—In relation to the Company’s banking activities tied to the Company’s acquisition of Birmingham Bank in the U.K., the Company offers individual savings accounts and other depository products with differing maturities and interest rates to its customers. The balance of customer deposits as of September 30, 2024 and December 31, 2023 was $97.8 million and $11.8 million, respectively, on the condensed consolidated balance sheets.
The following table presents average balances and weighted average rates paid on deposits for the periods indicated:

	Three Months Ended September 30,
	2024		2023
(Amounts in thousands)	Average Balance	Average Rate Paid	Average Balance	Average Rate Paid
Notice	$9,059	2.58%	$2,190	2.92%
Term	54,789	3.86%	2,962	2.13%
Savings	3,973	2.07%	4,991	2.18%
Total Deposits	$67,821	2.84%	$10,143	2.41%

	Nine Months Ended September 30,
	2024		2023
(Amounts in thousands)	Average Balance	Average Rate Paid	Average Balance	Average Rate Paid
Notice	$4,724	2.76%	$2,842	2.62%
Term	28,012	3.86%	2,402	1.66%
Savings	4,298	2.16%	5,511	1.97%
Total Deposits	$37,034	2.93%	$10,755	2.08%
The following table presents maturities of customer deposits:

(Amounts in thousands)	As of September 30, 2024
Demand deposits	41,072
Maturing In:
2024	181
2025	12,605
2026	16,734
2027	15,122
2028	—
Thereafter	12,068
Total	$97,782
Interest Expense on deposits is recorded in interest expense in the condensed consolidated statements of operations and comprehensive loss for the periods indicated as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2024	2023	2024	2023
Notice	$52	$22	$97	$43
Term	587	4	856	10
Savings	31	26	89	54
Total Interest Expense	$670	$52	$1,042	107
Deposits are for U.K. banking clients and are protected up to £85.0 thousand ($113.8 thousand, USD equivalent as of September 30, 2024) per eligible person by the Financial Services Compensation Scheme in the U.K. Of the total customer deposits as of September 30, 2024, $22.1 million were over the applicable insured amount.